Goodwill and Other Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill acquired during the year	¥ 20,263	¥ 7,256
Goodwill impairment losses	7,281	6,310
Amortizable intangible assets acquired	244,572
Amortization of intangible assets	222,895	224,488	204,090
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2014	222,415
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2015	183,437
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2016	131,052
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2017	76,292
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2018	30,378
Amount of unamortizable intangible assets acquired	1,725
Radishbo-ya Co., Ltd.
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill acquired during the year		5,636
Percentage of ownership interests associated with acquisition		74.60%
Buongiorno S.p.A.
Goodwill and Intangible Assets Disclosure [Line Items]
Percentage of ownership interests associated with acquisition	100.00%
Software for telecommunications network
Goodwill and Intangible Assets Disclosure [Line Items]
Amortizable intangible assets acquired	107,275
Weighted-average amortization period	5 years
Internal-use software
Goodwill and Intangible Assets Disclosure [Line Items]
Amortizable intangible assets acquired	¥ 111,391
Weighted-average amortization period	4 years 9 months 18 days
Intangible Assets
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted-average amortization period	5 years 1 month 6 days